TRANSAMERICA VARIABLE FUNDS

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

GROUP VARIABLE ANNUITY CONTRACTS Sections 401(a), 401(k), 403(b), 408(IRA), 457 and NQDC

Issued By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (“TFLIC”)

440 Mamaroneck Avenue, Harrison, New York 10528; (800) 755-5801

Updating Summary Prospectus

May 1, 2022

This Updating Summary Prospectus summarizes certain key features of the Transamerica Variable Funds and the

Transamerica Asset Allocation Variable Funds variable annuity contract. The Updating Summary Prospectus also provides a summary of contract features that have changed.

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about the contract online at trs.retire.com. You can also obtain this information at no cost by calling (800) 851-9777.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

SPECIAL TERMS

Contracts: the group variable annuity contracts offered by TFLIC to Contractholders, as described in this Prospectus.

Fixed Annuity: an annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a separate account.

Participant: an employee participating under a Contract issued to or adopted by his/her employer or an individual participating under a Contract issued to an IRA Contractholder.

Plan: a retirement plan or program under which benefits are to be provided pursuant to a Contract described herein from amounts contributed by the Plan sponsor or by Plan participants.

Purchase Payment: the amount contributed and remitted to TFLIC on behalf of a Participant.

Portfolio Company(ies) /Investment Option(s). collectively or individually, the Transamerica Funds and Calvert Series in which the Subaccounts invest. Also referred to as an Underlying Investment(s)

Subaccount: A subdivision of the separate account that invests exclusively in shares of one portfolio company/investment option.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The following is a summary of certain Contract features that have changed since the prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.

Summary of Recent Contract Changes:

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the last current Prospectus. This may not reflect all of the changes that have occurred since you entered into your Contract.

• For changes in the names of certain portfolio companies/investment options and/or Advisers/Subadvisors please refer to Appendix: Portfolio Companies/Investment Options /Investment Options Available Under The Contract.

• For updated portfolio company/investment option expense information please refer to “Important Information You Should Consider About This Contract” and Appendix: Portfolio Companies/Investment Options Available Under The Contract.

• For updated portfolio company/investment option performance information please refer to Appendix: Portfolio Companies/Investment Options /Investment Options Available Under The Contract.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				Location in Prospectus
Charges for Early Withdrawals	No fee is charged by the contract for redemption.
Transaction Charges	None			Transfers
Ongoing Fees and Expenses (annual charges)	Transamerica Variable Funds: The table below describes the fees and expenses that you may pay each year, for your contract depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Annuity Contract Fee Tables And Expense Examples Annual Contract Charges
	Annual Fee	Minimum	Maximum
	Base Contract	1.10%	1.25%
	Annual Contract Fee [1]	None	$50
	Investment options[2] (portfolio company fees and expenses)	0.30%	0.96%
	Optional Benefit Expenses	None

1 TFLIC does not currently assess an Annual Contract fee.

[2] As a percentage of portfolio company assets

To help you understand the cost of owning your Transamerica Variable Funds contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the contract.

	Lowest Annual Cost Estimate: $1,577	Highest Annual Cost Estimate: $2,241		Annuity Contract Fee Tables And Expense Examples: Transamerica Variable Funds
	Assumes: ☐ Investment of $100,000 ☐ 5% annual return ☐ Least expensive fund fees and expenses ☐ No optional benefits ☐ No sales charges ☐ No additional purchase payments, transfers or withdrawals	Assumes: ☐ Investment of $100,000 ☐ 5% annual return ☐ Most expensive fund fees and expenses ☐ No optional benefits ☐ No sales charges ☐ No additional purchase payments, transfers or withdrawals

Ongoing Fees and Expenses (annual charges

Transamerica Asset Allocation Variable Funds: The table below describes the fees and expenses that you may pay each year, for your contract depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum	Annuity Contract Fee Tables And Expense Examples
	Management Fees [1]	0.20%	0.20%
	Acquired Fund Fees and Expenses[2]	1.58%	1.93%
	Optional Benefit Expenses	None

1As a percentage of average net assets).

[2]Each Asset Allocation Funds Subaccount also bears, indirectly, its pro rata share of the expenses of the Underlying Investments in which it invests through the various Variable Funds Subaccounts as reflected under “Acquired Fund Fees and Expenses.”

Annual Contract Charges

To help you understand the cost of owning your Transamerica Asset Allocation Variable Funds contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the contract .

	Lowest Annual Cost Estimate: $1,960	Highest Annual Cost Estimate: $2,110		Annuity Contract Fee Tables And Expense Examples: Transamerica Asset Allocation Variable Funds
	Assumes: ☐ Investment of $100,000 ☐ 5% annual return ☐ Least expensive fund fees and expenses ☐ No optional benefits ☐ No sales charges ☐ No additional purchase payments, transfers or withdrawals	Assumes: ☐ Investment of $100,000 ☐ 5% annual return ☐ Most expensive fund fees and expenses ☐ No optional benefits ☐ No sales charges ☐ No additional purchase payments, transfers or withdrawals
	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract

Not a Short- Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

The Contract is designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax-exempt organizations, IRA contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) contracts and corporate nonqualified deferred compensation contracts.

Principal Risks of Investing in the Contract Federal Income Tax Status
Risks Associated with Investment Choices

☐   An investment in the Contract is subject to the risk of poor investment performance. The investment performance of your Contract can vary depending on the performance of the subaccounts options that you choose.

☐   Each subaccount has its own unique risks.

    You should review the subaccounts carefully before making an investment decision.

Prospectus of each Portfolio Company/ Investment Option Appendix-Portfolio Companies/Investment Options available under Your Contract

Insurance Company Risks

•  An investment in the Contract is subject to the risks related to Transamerica Financial Life Insurance Company. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability.

•  More information about Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting trsretire.com or calling toll-free [(800) 755-5801].

Principal Risks of Investing in the Contract

	RESTRICTIONS	Location in Prospectus

Investments	We reserve the right to remove or substitute the Portfolio Companies/ Investment Options that are available as Investment Options under the Contract.	Rights Reserved by TFLIC

Optional Benefits	Not available

	TAXES	Location in Prospectus

•  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•  If you purchased the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.

•  Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.

Federal Income Tax Status

	CONFLICT OF INTEREST	Location in Prospectus

Investment Professional Compensation

Some investment professionals may receive compensation for selling the Contract to investors in the form of commissions and other incentives. This conflict of interest may influence your investment professional to recommend the Contract over another investment.

Distribution of the Contracts

Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new contract rather than continue to own your existing Contract.

Federal Income Tax Status

APPENDIX- PORTFOLIO COMPANIES/INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of current portfolio companies/investment options available under the contract which are subject to change as discussed in this prospectus. Depending on the separate account of your contract, you may not be able to invest in certain portfolio companies/investment options. Not all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of portfolio companies/investment options that are available in your plan.

More information about the portfolio companies/investment options is available in the prospectuses for the portfolio companies/investment options, which may be amended from time to time and can be found online at www.trsretire.com. You can also request this information at no cost by calling our Administrative Office at 1-(800) 755-5801.

The current expenses and performance below reflects fee and expenses of the portfolio companies/investment options, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio company/investment option’s past performance is not necessarily an indication of future performance.

Type/ Investment Objective	Portfolio Company/ Investment Option and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Years	10 Years
Transamerica Variable Funds
Money Market	Transamerica Government Money Market[1] Sub-Adviser: BlackRock Investment Management, LLC	0.06%	0.03%	0.29%	0.14%
Bond	Transamerica High Quality Bond[2] Sub-Adviser: Merganser Capital Management, LLC	0.46%	-0.91%	1.08%	0.62%
	High Yield Bond[5] Sub-Adviser: Aegon USA Investment Management, LLC	0.60%	5.03%	4.60%	5.29%
	Transamerica Inflation-Protected Securities[3] Sub-Adviser: PineBridge Investments LLC	0.49%	3.62%	3.61%	1.55%
	Transamerica Intermediate Bond[4] Sub-Adviser: Aegon USA Investment Management, LLC	0.41%	-2.02%	2.67%	2.50%
Allocation	Transamerica Balanced II6 Sub-Adviser: Aegon USA Investment Management, LLC	0.58%	15.78%	11.52%	10.24%
U.S. Equity	Transamerica Large Value Opportunities[7] Sub-Adviser: PineBridge Investments LLC	0.49%	27.46%	9.54%	11.23%
	Transamerica Large Core[8] Sub-Adviser: PineBridge Investments LLC	0.51%	28.33%	15.78%	14.64%
	Transamerica Large Growth[9] Sub-Adviser: Morgan Stanley Investment Management Inc.	0.69%	8.77%	26.33%	19.19%
	Transamerica Small Cap Growth[10] Sub-Adviser: Ranger Investment Management, L.P	0.99%	16.55%	N/A	N/A
	Transamerica Small Cap Value [10] Sub-Adviser: Peregrine Capital Management, LLC	0.83%	26.61%	N/A	N/A

International Equity	Transamerica International Equity[11] Sub-Adviser: Thompson, Siegel & Walmsley LLC	0.75%	12.04%	7.49%	5.27%
Multi-asset	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.63%	13.87%	11.31%	9.32%
Transamerica Asset Allocation Variable Funds
Allocation	Short Horizon[12] Adviser: Transamerica Asset Management	0.20%	1.63%	3.79%	3.18%
	Intermediate Horizon[12] Adviser: Transamerica Asset Management	0.20%	9.11%	8.37%	7.17%
	Intermediate/Long Horizon[12] Adviser: Transamerica Asset Management	0.20%	12.16%	10.24%	8.90%

The 7-Day Yield was 0.00% as of December 31, 2021 The 7-Day Effective Yield was 0.00% as of December 31, 2021

(1) Total returns calculated for any period for the Government Money Market Subaccount reflect the performance of the
Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the
Transamerica Government Money Market Fund thereafter.

(2) Total returns calculated for any period for the High Quality Bond Subaccount reflect the performance of the Transamerica
Partners High Quality Bond Portfolio prior to April 21, 2017 and the performance of the Transamerica High Quality Bond Fund thereafter.

(3) Total returns calculated for any period for the Inflation-Protected Subaccount reflect the performance of the Transamerica
Partners Inflation-Protected Portfolio prior to April 21, 2017 and the performance of the Transamerica Inflation-Protected Fund thereafter.

(4) Total returns calculated for any period for the Intermediate Bond Subaccount reflect the performance of the Transamerica
Partners Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter.

(5) Total returns calculated for any period for the High Yield Bond Subaccount reflect the performance of the Transamerica
Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.

(6) Total returns calculated for any period for the Balanced II Subaccount reflect the performance of the Transamerica Partners
Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.

(7) Total returns calculated for any period for the Large Value Opportunities Subaccount reflect the performance of the
Transamerica Partners Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value
Opportunities thereafter.

(8) Total returns calculated for any period for the Large Core Subaccount reflect the performance of the Transamerica Partners
Large Core Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Core Fund thereafter.

(9) Total returns calculated for any period for the Large Growth Subaccount reflect the performance of the Transamerica
Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.

(10) Small Cap Growth and Small Cap Value were added effective 7/31/2020 and as of December 31, 2020 do not have any annualized total returns.

(11) Total returns calculated for any period for the International Equity Subaccount reflect the performance of the Transamerica
Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity
Fund thereafter.

(12) Only available for contract owners of the Transamerica Asset Allocation Variable Funds.

HOW TO FIND ADDITIONAL INFORMATION ABOUT YOUR CONTRACT

The Prospectus and Statement of Additional Information (“SAI”) include additional information about us and the separate account. The Prospectus and SAI, which have the same effective date as this summary prospectus, are incorporated by reference as amended or supplemented.

The Prospectus and SAI is available, without charge, upon request by calling our administrative office at 1-800-851-9777 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time), or by writing us at our mailing address at Transamerica , 6400 C Street SW, Cedar Rapids, IA 52499-0001.

Reports and other information about us and the separate account are available on the SEC’s website at sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

EDGAR contract identifier No. is # C0000916943